SHARE-BASED COMPENSATION - Options - SECURITIZE, INC. AND SUBSIDIARIES (Details) - Securitize, Inc. and Subsidiaries	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Number of Options
Unvested, beginning balance (in shares) | shares	3,193,444
Granted (in shares) | shares	1,203,489
Forfeited (in shares) | shares	(404,097)
Exercised (in shares) | shares	(293,768)
Expired (in shares) | shares	(41,340)
Unvested, ending balance (in shares) | shares	3,657,728
Vested and expected to vest (in shares) | shares	3,637,022
Exercisable, ending balance (in shares) | shares	2,265,158
Weighted-Average Exercise Price per Share
Outstanding, beginning balance (in usd per share) | $ / shares	$ 1.66
Granted (in usd per share) | $ / shares	3.39
Forfeited (in usd per share) | $ / shares	2.34
Exercised (in usd per share) | $ / shares	1.66
Expired (in usd per share) | $ / shares	1.63
Outstanding, ending balance (in usd per share) | $ / shares	1.98
Vested and expected to vest (in usd per share) | $ / shares	1.98
Exercisable, ending balance (in usd per share) | $ / shares	$ 1.64
Weighted Average Remaining Contractual Term (Years), Exercisable	4 years 3 months 21 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	6 years 3 days
Weighted Average Remaining Contractual Term (Years), Outstanding	6 years 3 days
Aggregate Intrinsic Value, Outstanding | $	$ 161,607,114
Aggregate Intrinsic Value, Vested and expected to vest | $	160,685,879
Aggregate Intrinsic Value, Exercisable | $	$ 100,844,337